Share Capital and Capital Surplus (Deficit) and Others	12 Months Ended
Dec. 31, 2017
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Share Capital and Capital Surplus (Deficit) and Others
23.	Share Capital and Capital Surplus (deficit) and Others

The Parent Company’s outstanding share capital consists entirely of common shares with a par value of ￦500. The number of authorized, issued and outstanding common shares and the details of capital surplus (deficit) and others as of December 31, 2017 and 2016 are as follows:

(In millions of won, except for share data)
	December 31, 2017		December 31, 2016
Number of authorized shares		220,000,000	220,000,000
Number of issued shares(*1)		80,745,711	80,745,711
Share capital
Common share	￦	44,639	44,639
Capital surplus (deficit) and others:
Paid-in surplus		2,915,887	2,915,887
Treasury shares(Note 24)		(2,260,626)	(2,260,626)
Share option(Note 26)		414	—
Others(*2)		(857,912)	(854,000)

	￦	(202,237)	(198,739)

(*1)	In 2002 and 2003, the Parent Company retired treasury shares with reduction of retained earnings before appropriation. As a result, the Parent Company’s outstanding shares have decreased without change in share capital.

(*2)	Others primarily consist of the excess of the consideration paid by the Group over the carrying values of net assets acquired from entities under common control.

There were no changes in share capital during the years ended December 31, 2017 and 2016 and details of shares outstanding as of December 31, 2017 and 2016 are as follows:

(In shares)	2017			2016
	Issued shares	Treasury shares	Outstanding shares	Issued shares	Treasury shares	Outstanding shares
Shares outstanding	80,745,711	10,136,551	70,609,160	80,745,711	10,136,551	70,609,160